ACQUISITION OF A SUBSIDIARY (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and bank balances including restricted cash	$ 15,774,000	$ 15,774
Other receivables and prepayments		694
Due from related parties		2,512
Inventories		485
Ships, property, plant and equipment	243,596,000	243,883
Right-of-use assets		87
Bank loans		(125,517)
Other payables		(2,690)
Due to related parties		(33)
Lease liabilities		(90)
Fair value of net identifiable assets acquired		135,105
Total purchase consideration		(44,087)
Less: cash and bank balances including restricted cash	$ 15,774,000	15,774
Payment for acquisition of subsidiary, net of cash acquired		$ (28,313)